Shareholders' Equity - Additional Information (Detail) - USD ($)	Oct. 03, 2018	Apr. 27, 2019	Apr. 28, 2018	Mar. 15, 2017
Class of Stock [Line Items]
Treasury stock, shares		39,745,000	39,585,000
Treasury stock, at cost		$ 1,122,620,000	$ 1,121,724,000
Stockholder Rights Plan [Member]
Class of Stock [Line Items]
Share of Series K Preferred Stock, par value	$ 0.001
Share price	$ 24.00
Ownership trigger threshold	20.00%
Dividends payable, date of record	Oct. 13, 2018
Maximum
Class of Stock [Line Items]
Number of shares authorized to be repurchase				$ 50,000,000
Stock Repurchase Program
Class of Stock [Line Items]
Treasury stock, shares		39,745,497
Treasury stock, at cost		$ 1,087,963,000
New Stock Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, remaining authorized repurchase amount		$ 50,000,000